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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Attorney-in-Fact (1)
Phone:            212-397-5516

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, New York        February 17, 2004
---------------------------         ------------------        -----------------
[Signature]                         [City, State]             [Date]

(1) Signed pursuant to a Power of Attorney, dated as of October 30, 2002, granted by Mr. George Soros included as an Exhibit to the Form 13F filed by the Reporting Person on February 14, 2003.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                Form 13F File Number           Name
                --------------------           -----
                     028-06420                 Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                  -------
Form 13F Information Table Entry Total:                                 6
                                                                  -------

Form 13F Information Table Value Total:                          $185,372
                                                                 --------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                              GEORGE SOROS
                                        FORM 13F INFORMATION TABLE
                                     QUARTER ENDED DECEMBER 31, 2003

                                                                         Investment Discretion        Voting Authority
                                                                         ---------------------        ----------------
Issuer                Title     Cusip Number    Fair         Shares     Sole   Shared    Shared-    Sole    Shared    None
------                -----     ------------    ----         ------     ----   ------    -------    ----    ------    ----
                      of                        Market       or                Instr.V   Other
                      --                        ------       --                -------   -----
                      Class                     Value (in    Principal
                      -----                     ---------    ---------
                                                thousands)   Amount
                                                ----------   ------
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
APEX SILVER MINES LTD ORD       G04074103      $   8,196       392,136    X                           X
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
BLUEFLY INC           COM       096227103      $     701       172,995    X                           X
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
INTEGRA               COM       457985208      $  19,909       694,675    X                           X
LIFESCIENCES HLDGS    NEW
CP
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
JETBLUE AWYS CORP     COM       477143101      $  49,821     1,878,615    X                           X
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
JETBLUE AWYS CORP     COM       477143101      $ 106,562     4,018,182                       X                X
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
MCG CAPITAL CORP      COM       58047P107      $     183         9,334    X                           X
--------------------- --------- ------------- ------------- ----------- ------ --------- ---------- ------ --------- -------
                                               $ 185,372